STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	Jun. 30, 2012
Vested or Expected to Vest
Exercise Price	$0.1-1.85
Number of Options	1,878,400
Weighted Average Exercise Price Per Share	$ 0.17
Weighted Average Remaining Contractual Life (Years)	4 years 4 months 10 days
Exercisable Options
Number of Shares Exercisable	1,152,550
Weighted Average Exercise Price Per Share	$ 0.19
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 5 days
Aggregate Intrinsic Value	$ 448,438